Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38261
Entity Registrant Name	Kaixin Holdings
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit B2-303-137,198 Qidi Road
Entity Address, Address Line Two	Beigan Community
Entity Address, Address Line Three	Xiaoshan District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$20.35 per share
Trading Symbol	KXIN
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Entity Central Index Key	0001713539
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Ordinary Shares
Entity Addresses
Entity Common Stock, Shares Outstanding	21,279,792
Class B Ordinary Shares
Entity Addresses
Entity Common Stock, Shares Outstanding	2,170,001
Business Contact
Entity Addresses
Contact Personnel Name	Yi Yang
Contact Personnel Email Address	lucy.yang@kaixin.com
Entity Address, Address Line One	9/F, Tower A, Dongjin International Center
Entity Address, Address Line Two	Huagong Road,
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100015
Entity Address, Country	CN
City Area Code	86
Local Phone Number	10 6720 4948